OTHER LONG-TERM LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Other Long Term Liabilities [Abstract]
Lease liabilities	$ 271	$ 293
Pension obligations	52	46
Other	120	77
Other long-term liabilities, net	$ 443	$ 416